Schedule of Portfolio Investments
September 30, 2025 (Unaudited)
Timothy Plan US Small Cap Core ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.4%)
Banks ( 13 .5% ):
Ameris Bancorp 9,681 709,714
Associated Banc-Corp. 23,253 597,835
Atlantic Union Bankshares Corp. 19,765 697,507
Axos Financial, Inc.(a) 6,589 557,759
Banc of California, Inc. 34,582 572,332
BancFirst Corp. 4,585 579,773
Bank of Hawaii Corp. 8,430 553,345
Bank OZK 12,035 613,544
BankUnited, Inc. 14,777 563,890
Banner Corp. 8,304 543,912
Cadence Bank 17,174 644,712
Cathay General Bancorp 13,637 654,712
City Holding Co. 5,271 652,919
Columbia Banking System, Inc. 21,231 546,486
Community Financial System, Inc. 9,057 531,102
CVB Financial Corp. 26,976 510,116
Enterprise Financial Services Corp. 9,756 565,653
FB Financial Corp. 11,233 626,127
First Bancorp 12,468 659,433
First Bancorp Puerto Rico 26,977 594,843
First Financial Bancorp 21,635 546,284
First Financial Bankshares, Inc. 15,557 523,493
First Hawaiian, Inc. 25,616 636,045
First Interstate BancSystem, Inc.,
Class A 19,123 609,450
First Merchants Corp. 13,612 513,172
FNB Corp. 40,641 654,727
Fulton Financial Corp. 29,777 554,745
Glacier Bancorp, Inc. 12,395 603,265
Hancock Whitney Corp. 9,953 623,157
Hilltop Holdings, Inc. 19,575 654,196
Home Bancshares, Inc. 22,360 632,788
Independent Bank Corp. 8,376 579,368
International Bancshares Corp. 8,495 584,031
NBT Bancorp, Inc. 12,846 536,449
Nicolet Bankshares, Inc. 4,706 632,957
OFG Bancorp 14,541 632,388
Old National Bancorp 25,325 555,884
Park National Corp. 2,891 469,874
Pathward Financial, Inc. 7,576 560,700
Provident Financial Services, Inc. 31,544 608,168
Renasant Corp. 17,997 663,909
Seacoast Banking Corp. of Florida 22,240 676,763
ServisFirst Bancshares, Inc. 6,362 512,332
Simmons First National Corp., Class A 31,715 607,977
Stock Yards Bancorp, Inc. 7,412 518,766
Texas Capital Bancshares, Inc.(a) 7,559 638,962
The Bancorp, Inc.(a) 8,028 601,217
Towne Bank 18,492 639,268
UMB Financial Corp. 5,673 671,400
United Bankshares, Inc. 16,755 623,454
United Community Banks, Inc. 20,290 636,091
SECURITY DESCRIPTION SHARES VALUE ($)
Banks (13.5%): (continued)
Valley National Bancorp 55,574 589,084
WaFd, Inc. 20,234 612,888
WesBanco, Inc. 18,317 584,862
WSFS Financial Corp. 9,781 527,489
32,791,317
Capital Markets ( 3 .2% ):
Affiliated Managers Group, Inc. 3,693 880,522
Artisan Partners Asset Management,
Inc., Class A 15,123 656,338
BGC Group, Inc., Class A 54,704 517,500
Cohen & Steers, Inc. 7,551 495,421
Federated Hermes, Inc. 21,169 1,099,306
Hamilton Lane, Inc., Class A 3,407 459,230
Lazard, Inc. 10,861 573,244
Moelis & Co., Class A 8,008 571,131
Piper Sandler Cos. 1,868 648,177
PJT Partners, Inc., Class A 3,411 606,237
StoneX Group, Inc.(a) 6,575 663,549
Virtu Financial, Inc., Class A 11,463 406,936
7,577,591
Communication Services ( 1 .9% ):
Cargurus, Inc.(a) 13,444 500,520
Integral Ad Science Holding Corp.(a) 56,839 578,053
Iridium Communications, Inc. 14,883 259,857
John Wiley & Sons, Inc., Class A 11,375 460,346
Madison Square Garden
Entertainment Corp.(a) 16,878 763,561
Madison Square Garden Sports
Corp.(a) 4,532 1,028,764
Magnite, Inc.(a) 30,289 659,694
ZoomInfo Technologies, Inc.(a) 34,161 372,697
4,623,492
Consumer Discretionary ( 12 .6% ):
Academy Sports & Outdoors, Inc. 11,475 573,980
Acushnet Holdings Corp. 8,108 636,397
Adtalem Global Education, Inc.(a) 4,248 656,104
Asbury Automotive Group, Inc.(a) 1,834 448,321
Atmus Filtration Technologies, Inc. 15,396 694,206
Boot Barn Holdings, Inc.(a) 3,112 515,721
Brinker International, Inc.(a) 2,132 270,082
Brunswick Corp. 10,571 668,510
Cavco Industries, Inc.(a) 975 566,212
Century Communities, Inc. 7,411 469,635
Champion Homes, Inc.(a) 4,961 378,872
Chewy, Inc., Class A(a) 10,086 407,979
Columbia Sportswear Co. 8,885 464,686
Dillard's, Inc., Class A 1,190 731,231
Dorman Products, Inc.(a) 4,734 737,936
Dream Finders Homes, Inc.,
Class A(a) 13,578 351,942
Dutch Bros, Inc., Class A(a) 4,002 209,465
Five Below, Inc.(a) 4,569 706,824
Frontdoor, Inc.(a) 9,531 641,341

Schedule of Portfolio Investments - continued
September 30, 2025 (Unaudited)
Timothy Plan US Small Cap Core ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Consumer Discretionary (12.6%): (continued)
Garrett Motion, Inc. 52,602 716,439
Graham Holdings Co., Class B 553 651,052
Grand Canyon Education, Inc.(a) 3,294 723,099
Green Brick Partners, Inc.(a) 7,723 570,421
Group 1 Automotive, Inc. 1,153 504,449
Harley-Davidson, Inc. 20,630 575,577
Hilton Grand Vacations, Inc.(a) 12,652 528,980
Kontoor Brands, Inc. 7,287 581,284
Laureate Education, Inc.(a) 26,972 850,697
La-Z-Boy, Inc., Class Z 13,864 475,812
LCI Industries 5,669 528,067
LGI Homes, Inc.(a) 6,631 342,889
Life Time Group Holdings, Inc.(a) 13,955 385,158
M/I Homes, Inc.(a) 4,071 588,015
Mister Car Wash, Inc.(a) 58,756 313,169
Modine Manufacturing Co.(a) 2,728 387,813
Ollie's Bargain Outlet Holdings,
Inc.(a) 3,308 424,747
OneSpaWorld Holdings Ltd. 27,665 584,838
Patrick Industries, Inc. 5,854 605,479
Perdoceo Education Corp. 18,717 704,882
Phinia, Inc. 11,135 640,040
Polaris, Inc. 10,723 623,328
RH(a) 1,562 317,336
Sonic Automotive, Inc., Class A 7,216 549,065
Steven Madden Ltd. 23,101 773,421
Strategic Education, Inc. 5,641 485,182
Stride, Inc.(a) 2,100 312,774
The Buckle, Inc. 14,490 849,983
The Cheesecake Factory, Inc. 9,156 500,284
The Goodyear Tire & Rubber Co.(a) 30,003 224,422
The Wendy's Co. 44,203 404,900
Thor Industries, Inc. 5,936 615,504
Tri Pointe Homes, Inc.(a) 16,664 566,076
United Parks & Resorts, Inc.(a) 10,730 554,741
Valvoline, Inc.(a) 15,614 560,699
Visteon Corp. 7,162 858,437
Worthington Enterprises, Inc. 7,428 412,180
YETI Holdings, Inc.(a) 13,677 453,803
30,874,486
Consumer Finance ( 0 .8% ):
FirstCash Holdings, Inc. 5,618 890,004
OneMain Holdings, Inc. 10,111 570,867
SLM Corp. 18,550 513,464
1,974,335
Consumer Staples ( 4 .6% ):
Cal-Maine Foods, Inc. 4,191 394,373
Central Garden & Pet Co., Class A(a) 16,213 478,770
Darling Ingredients, Inc.(a) 12,688 391,679
Energizer Holdings, Inc. 23,888 594,572
Flowers Foods, Inc. 41,956 547,526
Freshpet, Inc.(a) 4,353 239,894
Interparfums, Inc. 4,571 449,695
SECURITY DESCRIPTION SHARES VALUE ($)
Consumer Staples (4.6%): (continued)
J & J Snack Foods Corp. 4,651 446,915
National Beverage Corp.(a) 15,159 559,670
PriceSmart, Inc. 6,197 751,014
Reynolds Consumer Products, Inc. 28,536 698,276
Seaboard Corp. 220 802,340
Spectrum Brands Holdings, Inc. 9,641 506,442
The Chefs' Warehouse, Inc.(a) 9,112 531,503
The Marzetti Company 2,888 499,017
The Simply Good Foods Co.(a) 15,592 386,993
The Vita Coco Co., Inc.(a) 12,489 530,408
Tootsie Roll Industries, Inc. 21,850 915,952
Utz Brands, Inc. 37,556 456,305
WD-40 Co. 2,956 584,106
Weis Markets, Inc. 7,006 503,521
11,268,971
Energy ( 4 .7% ):
Archrock, Inc. 16,863 443,666
Atlas Energy Solutions, Inc. 27,865 316,825
Cactus, Inc., Class A 11,739 463,338
California Resources Corp. 12,651 672,780
Core Natural Resources, Inc. 5,092 425,080
CVR Energy, Inc.(a) 16,815 613,411
Excelerate Energy, Inc., Class A 14,398 362,686
Helmerich & Payne, Inc. 18,613 411,161
International Seaways, Inc. 12,844 591,852
Kinetik Holdings, Inc. 11,034 471,593
Kodiak Gas Services, Inc. 10,291 380,458
Liberty Energy, Inc. 32,585 402,099
Magnolia Oil & Gas Corp., Class A 25,127 599,782
Murphy Oil Corp. 23,005 653,572
Northern Oil & Gas, Inc. 18,534 459,643
Oceaneering International, Inc.(a) 20,809 515,647
Peabody Energy Corp. 28,116 745,636
SM Energy Co. 17,261 431,007
Solaris Energy Infrastructure, Inc.,
Class A 10,456 417,926
Tidewater, Inc.(a) 9,246 493,089
Valaris Ltd.(a) 11,782 574,608
Viper Energy, Inc., Class A 12,761 487,726
World Kinect Corp. 20,922 542,926
11,476,511
Financial Services ( 3 .3% ):
Euronet Worldwide, Inc.(a) 5,922 520,011
EVERTEC, Inc. 15,788 533,319
Federal Agricultural Mortgage Corp.,
Class C 3,253 546,439
Marqeta, Inc., Class A(a) 59,147 312,296
Merchants Bancorp 11,318 359,912
Mr. Cooper Group, Inc. 4,389 925,157
NCR Atleos Corp.(a) 17,402 684,073
NMI Holdings, Inc.(a) 19,496 747,477
Payoneer Global, Inc.(a) 47,764 288,972
PennyMac Financial Services, Inc. 6,095 755,049

Schedule of Portfolio Investments - continued
September 30, 2025 (Unaudited)
Timothy Plan US Small Cap Core ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Financial Services (3.3%): (continued)
Radian Group, Inc. 18,995 687,999
Rocket Cos., Inc., Class A 24,459 474,015
Shift4 Payments, Inc., Class A(a) 4,277 331,040
The Western Union Co. 64,508 515,419
Walker & Dunlop, Inc. 7,360 615,443
8,296,621
Health Care ( 5 .7% ):
Acadia Healthcare Co., Inc.(a) 10,588 262,159
ACADIA Pharmaceuticals, Inc.(a) 23,918 510,410
Addus HomeCare Corp.(a) 5,377 634,432
ADMA Biologics, Inc.(a) 11,568 169,587
Agios Pharmaceuticals, Inc.(a) 11,160 447,962
Alkermes PLC(a) 17,781 533,430
Catalyst Pharmaceuticals, Inc.(a) 17,146 337,776
Concentra Group Holdings Parent,
Inc. 24,573 514,313
CONMED Corp. 8,157 383,624
Corcept Therapeutics, Inc.(a) 1,682 139,791
CorVel Corp.(a) 3,904 302,248
Doximity, Inc., Class A(a) 3,530 258,219
Dynavax Technologies Corp.(a) 42,890 425,898
Haemonetics Corp.(a) 7,135 347,760
Harmony Biosciences Holdings,
Inc.(a) 10,902 300,459
Inspire Medical Systems, Inc.(a) 1,829 135,712
Integer Holdings Corp.(a) 5,079 524,813
Krystal Biotech, Inc.(a) 2,315 408,667
LeMaitre Vascular, Inc. 5,908 517,009
MannKind Corp.(a) 94,006 504,812
Merit Medical Systems, Inc.(a) 7,844 652,856
Omnicell, Inc.(a) 7,546 229,776
Option Care Health, Inc.(a) 11,513 319,601
Prestige Consumer Healthcare,
Inc.(a) 7,274 453,898
Privia Health Group, Inc.(a) 17,010 423,549
Progyny, Inc.(a) 10,953 235,709
Protagonist Therapeutics, Inc.(a) 5,418 359,918
RadNet, Inc.(a) 6,301 480,199
Select Medical Holdings Corp. 26,017 334,058
Sotera Health Co.(a) 42,300 665,379
Supernus Pharmaceuticals, Inc.(a) 13,308 635,989
TG Therapeutics, Inc.(a) 6,514 235,318
TransMedics Group, Inc.(a) 2,750 308,550
UFP Technologies, Inc.(a) 1,418 283,033
Veracyte, Inc.(a) 8,335 286,140
Vericel Corp.(a) 9,289 292,325
13,855,379
Industrials ( 21 .5% ):
AAR Corp.(a) 7,418 665,172
ABM Industries, Inc. 11,914 549,474
AeroVironment, Inc.(a) 2,199 692,443
Air Lease Corp. 11,538 734,394
Alamo Group, Inc. 3,244 619,280
SECURITY DESCRIPTION SHARES VALUE ($)
Industrials (21.5%): (continued)
Albany International Corp. 7,151 381,148
ArcBest Corp. 5,737 400,844
Arcosa, Inc. 5,798 543,331
Argan, Inc. 1,514 408,856
Aris Water Solutions, Inc., Class A 9,733 240,016
Armstrong World Industries, Inc. 4,767 934,380
ASGN, Inc.(a) 7,539 356,972
Atkore, Inc. 5,391 338,231
AZZ, Inc. 5,547 605,344
Boise Cascade Co. 4,371 337,966
Brady Corp., Class A 9,981 778,817
Casella Waste Systems, Inc.(a) 5,798 550,114
CBIZ, Inc.(a) 5,644 298,906
Concentrix Corp. 4,667 215,382
Construction Partners, Inc., Class A(a) 3,850 488,950
CoreCivic, Inc.(a) 12,449 253,337
CSG Systems International, Inc. 9,944 640,195
CSW Industrials, Inc. 1,488 361,212
DNOW, Inc.(a) 23,931 364,948
Dycom Industries, Inc.(a) 2,394 698,473
Enerpac Tool Group Corp. 13,679 560,839
EnerSys 7,498 846,974
Enpro, Inc. 2,962 669,412
Esab Corp. 4,107 458,916
ESCO Technologies, Inc. 2,933 619,186
Everus Construction Group, Inc.(a) 5,738 492,034
ExlService Holdings, Inc.(a) 14,425 635,133
Exponent, Inc. 7,956 552,783
Federal Signal Corp. 6,141 730,718
Franklin Electric Co., Inc. 6,686 636,507
Frontier Group Holdings, Inc.(a) 60,768 268,291
GATX Corp. 4,205 735,034
Genpact Ltd. 10,670 446,966
Gibraltar Industries, Inc.(a) 8,088 507,926
Granite Construction, Inc. 7,998 876,981
Griffon Corp. 4,827 367,576
Hayward Holdings, Inc.(a) 40,661 614,794
Herc Holdings, Inc. 2,678 312,415
Hexcel Corp. 10,992 689,198
Hillman Solutions Corp.(a) 64,092 588,365
HNI Corp. 13,364 626,103
Huron Consulting Group, Inc.(a) 3,162 464,087
IES Holdings, Inc.(a) 1,198 476,385
Innodata, Inc.(a) 3,155 243,156
Insperity, Inc. 4,609 226,763
JBT Marel Corp. 4,104 576,407
Kadant, Inc. 1,426 424,349
Kennametal, Inc. 25,684 537,566
Korn Ferry 8,691 608,196
Kratos Defense & Security Solutions,
Inc.(a) 10,613 969,710
Legalzoom.com, Inc.(a) 51,863 538,338
Loar Holdings, Inc.(a) 3,318 265,440

Schedule of Portfolio Investments - continued
September 30, 2025 (Unaudited)
Timothy Plan US Small Cap Core ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Industrials (21.5%): (continued)
ManpowerGroup, Inc. 10,655 403,824
Masterbrand, Inc.(a) 32,729 431,041
Matson, Inc. 4,666 460,021
Maximus, Inc. 8,945 817,305
MDU Resources Group, Inc. 34,093 607,196
Moog, Inc., Class A 2,672 554,894
MSC Industrial Direct Co., Inc. 6,946 640,004
Mueller Water Products, Inc., Class A 18,187 464,132
MYR Group, Inc.(a) 2,557 531,933
OPENLANE, Inc.(a) 27,813 800,458
Pitney Bowes, Inc. 42,967 490,253
Powell Industries, Inc. 1,070 326,147
Primoris Services Corp. 5,442 747,350
Resideo Technologies, Inc.(a) 27,789 1,199,929
Rush Enterprises, Inc., Class A 8,730 466,793
Ryder System, Inc. 4,045 763,049
Schneider National, Inc., Class B 27,602 584,058
Science Applications International
Corp. 3,967 394,201
SkyWest, Inc.(a) 4,718 474,725
Standex International Corp. 3,710 786,149
Sterling Infrastructure, Inc.(a) 1,814 616,180
Tecnoglass, Inc. 5,333 356,831
Tennant Co. 8,121 658,288
Terex Corp. 10,485 537,881
The Brink's Co. 6,468 755,850
The Greenbrier Cos., Inc. 11,086 511,841
The Timken Co. 8,119 610,386
TriNet Group, Inc. 4,832 323,212
Trinity Industries, Inc. 18,438 517,002
UL Solutions, Inc., Class A 10,820 766,705
UniFirst Corp. 2,250 376,178
Upwork, Inc.(a) 21,492 399,106
Valmont Industries, Inc. 1,409 546,312
Verra Mobility Corp.(a) 21,664 535,101
Vicor Corp.(a) 4,742 235,772
VSE Corp. 2,931 487,249
Watts Water Technologies, Inc.,
Class A 3,264 911,570
Werner Enterprises, Inc. 20,281 533,796
Zurn Elkay Water Solutions Corp. 21,238 998,823
52,646,278
Information Technology ( 10 .2% ):
ACI Worldwide, Inc.(a) 9,453 498,835
ACM Research, Inc., Class A(a) 10,619 415,521
Adeia, Inc. 26,382 443,218
Advanced Energy Industries, Inc. 4,273 727,008
Agilysys, Inc.(a) 4,730 497,833
Alarm.com Holdings, Inc.(a) 10,234 543,221
Appfolio, Inc., Class A(a) 1,919 528,992
Avnet, Inc. 13,178 688,946
Axcelis Technologies, Inc.(a) 6,635 647,841
Badger Meter, Inc. 3,031 541,276
SECURITY DESCRIPTION SHARES VALUE ($)
Information Technology (10.2%): (continued)
Belden, Inc. 5,115 615,181
BILL Holdings, Inc.(a) 5,795 306,961
BlackLine, Inc.(a) 9,370 497,547
CCC Intelligent Solutions Holdings,
Inc.(a) 79,939 728,244
Cleanspark, Inc.(a) 21,364 309,778
Clear Secure, Inc., Class A 10,186 340,009
Clearwater Analytics Holdings, Inc.,
Class A(a) 15,815 284,986
Crane NXT Co. 11,818 792,633
Credo Technology Group Holding
Ltd.(a) 3,916 570,209
DigitalOcean Holdings, Inc.(a) 11,039 377,092
Diodes, Inc.(a) 9,467 503,739
Dolby Laboratories, Inc., Class A 7,417 536,768
DoubleVerify Holdings, Inc.(a) 23,322 279,398
Dropbox, Inc., Class A(a) 17,932 541,726
ePlus, Inc. 6,609 469,305
FormFactor, Inc.(a) 10,651 387,909
Impinj, Inc.(a) 4,286 774,695
Informatica, Inc., Class A(a) 22,751 565,135
InterDigital, Inc. 2,186 754,673
Itron, Inc.(a) 4,768 593,902
LiveRamp Holdings, Inc.(a) 15,832 429,681
MARA Holdings, Inc.(a) 12,655 231,080
N-able, Inc.(a) 55,423 432,299
OSI Systems, Inc.(a) 2,213 551,568
PC Connection, Inc. 8,309 515,075
Pegasystems, Inc. 9,787 562,753
Plexus Corp.(a) 3,790 548,375
Power Integrations, Inc. 8,582 345,082
Progress Software Corp.(a) 9,646 423,749
Qualys, Inc.(a) 3,089 408,767
Rambus, Inc.(a) 5,655 589,251
Rapid7, Inc.(a) 17,759 332,981
Riot Platforms, Inc.(a) 23,876 454,360
SEMrush Holdings, Inc., Class A(a) 34,853 246,759
Sprinklr, Inc., Class A(a) 52,185 402,868
Synaptics, Inc.(a) 6,558 448,174
Teradata Corp.(a) 17,689 380,490
TTM Technologies, Inc.(a) 20,343 1,171,757
Vontier Corp. 17,737 744,422
24,982,072
Insurance ( 4 .0% ):
Assured Guaranty Ltd. 7,963 674,068
Axis Capital Holdings Ltd. 7,682 735,936
Brighthouse Financial, Inc.(a) 8,482 450,225
CNO Financial Group, Inc. 14,642 579,091
First American Financial Corp. 12,845 825,163
Genworth Financial, Inc.(a) 91,024 810,114
Goosehead Insurance, Inc., Class A 2,690 200,190
Horace Mann Educators Corp. 15,686 708,537
Kemper Corp. 11,154 574,989

Schedule of Portfolio Investments - continued
September 30, 2025 (Unaudited)
Timothy Plan US Small Cap Core ETF

Percentages indicated are based on net assets as of September
30, 2025.
SECURITY DESCRIPTION SHARES VALUE ($)
Insurance (4.0%): (continued)
Mercury General Corp. 7,137 605,075
Palomar Holdings, Inc.(a) 2,831 330,519
Selective Insurance Group, Inc. 5,195 421,159
SiriusPoint Ltd.(a) 28,824 521,426
Skyward Specialty Insurance Group,
Inc.(a) 8,446 401,692
Stewart Information Services Corp. 8,848 648,735
The Hanover Insurance Group, Inc. 4,586 832,955
White Mountains Insurance Group
Ltd. 419 700,367
10,020,241
Materials ( 5 .9% ):
Alpha Metallurgical Resources, Inc.(a) 2,796 458,796
Avient Corp. 15,722 518,040
Balchem Corp. 4,148 622,449
Cabot Corp. 5,761 438,124
Century Aluminum Co.(a) 14,646 430,007
Coeur Mining, Inc.(a) 40,955 768,316
Greif, Inc., Class A 10,870 649,591
H.B. Fuller Co. 10,986 651,250
Hawkins, Inc. 3,171 579,405
Hecla Mining Co. 52,992 641,203
Innospec, Inc. 5,691 439,118
Knife River Corp.(a) 4,174 320,855
Materion Corp. 4,944 597,285
Minerals Technologies, Inc. 10,179 632,320
NewMarket Corp. 1,122 929,252
Olin Corp. 20,365 508,921
Quaker Chemical Corp. 4,523 595,905
Sealed Air Corp. 22,348 790,002
Sensient Technologies Corp. 8,684 814,993
Silgan Holdings, Inc. 15,085 648,806
Sonoco Products Co. 17,794 766,743
Sylvamo Corp. 6,852 302,995
The Chemours Co. 27,944 442,633
United States Lime & Minerals, Inc. 3,764 495,154
Warrior Met Coal, Inc. 7,813 497,219
14,539,382
Mortgage Real Estate Investment Trusts (REITs) ( 0 .2% ):
HA Sustainable Infrastructure Capital,
Inc. 18,966 582,256
582,256
Real Estate ( 0 .9% ):
Howard Hughes Holdings, Inc.(a) 7,726 634,845
Newmark Group, Inc., Class A 43,555 812,301
The St. Joe Co. 14,997 742,052
2,189,198
Utilities ( 6 .4% ):
American States Water Co. 9,617 705,119
Avista Corp. 19,242 727,540
Black Hills Corp. 14,741 907,898
California Water Service Group 14,217 652,418
Chesapeake Utilities Corp. 6,029 812,046
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (6.4%): (continued)
Clearway Energy, Inc., Class C 19,360 546,920
H2O America 11,522 561,122
IDACORP, Inc. 7,680 1,014,912
MGE Energy, Inc. 7,373 620,659
New Jersey Resources Corp. 17,809 857,503
Northwest Natural Holding Co. 18,911 849,671
Northwestern Energy Group, Inc. 13,897 814,503
ONE Gas, Inc. 10,463 846,875
Ormat Technologies, Inc. 8,668 834,295
Otter Tail Corp. 7,118 583,463
Portland General Electric Co. 21,053 926,332
Southwest Gas Holdings, Inc. 9,922 777,290
Spire, Inc. 9,968 812,591
Talen Energy Corp.(a) 1,235 525,344
TXNM Energy, Inc. 14,740 833,547
UGI Corp. 17,973 597,782
15,807,830
Total Common Stocks
(Cost $210,967,495) 243,505,960
Total Investments
(Cost $210,967,495) — 99.4% 243,505,960
Other assets in excess of liabilities — 0.6% 1,443,754
NET ASSETS - 100.00% $ 244,949,714
(a) Non-income producing security.

Schedule of Portfolio Investments - continued
September 30, 2025 (Unaudited)
Timothy Plan US Small Cap Core ETF

Futures Contracts
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
E-Mini Russell 2000 Index 12/19/25 11 $ 1,333,409 $ 1,350,525 $ 17,116
$ 17,116

Schedule of Portfolio Investments
September 30, 2025 (Unaudited)
Timothy Plan US Large/Mid Cap Core ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.7%)
Communication Services ( 0 .2% ):
The Trade Desk, Inc., Class A(a) 9,410 461,184
461,184
Consumer Discretionary ( 7 .3% ):
Aptiv PLC(a) 16,138 1,391,418
CarMax, Inc.(a) 13,136 589,412
Carvana Co.(a) 1,974 744,672
Chewy, Inc., Class A(a) 17,411 704,275
Chipotle Mexican Grill, Inc.(a) 17,549 687,745
Coupang, Inc.(a) 36,299 1,168,828
D.R. Horton, Inc. 6,985 1,183,748
Deckers Outdoor Corp.(a) 5,613 568,990
Domino's Pizza, Inc. 1,808 780,532
Dutch Bros, Inc., Class A(a) 6,928 362,612
Garmin Ltd. 3,757 925,049
Genuine Parts Co. 7,025 973,665
Lennar Corp., Class A 8,438 1,063,526
NVR, Inc.(a) 134 1,076,644
O'Reilly Automotive, Inc.(a) 15,829 1,706,525
Pool Corp. 2,937 910,676
PulteGroup, Inc. 9,188 1,214,010
Ross Stores, Inc. 8,403 1,280,533
Service Corp. International 14,170 1,179,227
Somnigroup International, Inc. 14,600 1,231,218
Tesla, Inc.(a) 1,534 682,200
Texas Roadhouse, Inc. 6,563 1,090,442
Tractor Supply Co. 19,190 1,091,335
22,607,282
Consumer Staples ( 4 .3% ):
BJ's Wholesale Club Holdings, Inc.(a) 7,681 716,253
Casey's General Stores, Inc. 2,210 1,249,357
Coca-Cola Consolidated, Inc. 6,378 747,247
Costco Wholesale Corp. 1,356 1,255,154
Dollar General Corp. 6,266 647,591
Hormel Foods Corp. 40,827 1,010,060
Kenvue, Inc. 45,560 739,439
Kimberly-Clark Corp. 10,652 1,324,470
McCormick & Co., Inc. 18,567 1,242,318
Sprouts Farmers Market, Inc.(a) 4,354 473,715
Sysco Corp. 18,832 1,550,627
The Campbell's Company 29,011 916,167
U.S. Foods Holding Corp.(a) 19,717 1,510,717
13,383,115
Energy ( 7 .0% ):
Antero Resources Corp.(a) 19,935 669,019
Baker Hughes Co. 23,827 1,160,851
Cheniere Energy, Inc. 4,635 1,089,132
ConocoPhillips Co. 12,088 1,143,404
Coterra Energy, Inc. 41,518 981,901
Devon Energy Corp. 31,796 1,114,768
Diamondback Energy, Inc. 6,891 986,102
EOG Resources, Inc. 10,402 1,166,272
EQT Corp. 15,075 820,532
SECURITY DESCRIPTION SHARES VALUE ($)
Energy (7.0%): (continued)
Halliburton Co. 42,389 1,042,769
Kinder Morgan, Inc. 42,176 1,194,003
Occidental Petroleum Corp. 28,624 1,352,484
ONEOK, Inc. 12,700 926,719
Ovintiv, Inc. 23,317 941,540
Permian Resources Corp. 73,517 941,018
Phillips 66 Co. 9,920 1,349,318
Schlumberger NV 28,077 965,007
Targa Resources Corp. 5,624 942,245
Texas Pacific Land Corp. 454 423,873
The Williams Cos., Inc. 18,988 1,202,890
Valero Energy Corp. 7,704 1,311,683
21,725,530
Financials ( 13 .2% ):
Aflac, Inc. 12,600 1,407,420
Arch Capital Group Ltd. 11,818 1,072,247
Ares Management Corp., Class A 6,041 965,895
Arthur J. Gallagher & Co. 4,221 1,307,413
Blue Owl Capital, Inc. 41,363 700,276
Brown & Brown, Inc. 12,620 1,183,630
Cboe Global Markets, Inc. 5,678 1,392,530
Cincinnati Financial Corp. 9,031 1,427,801
CME Group, Inc. 6,237 1,685,175
Coinbase Global, Inc., Class A(a) 1,782 601,407
Corebridge Financial, Inc. 30,588 980,345
East West Bancorp, Inc. 12,200 1,298,690
Equitable Holdings, Inc. 18,276 928,055
Everest Group Ltd. 3,140 1,099,722
Fidelity National Information
Services, Inc. 15,877 1,046,929
First Citizens Bancshares, Inc., Class A 425 760,393
Global Payments, Inc. 10,781 895,685
Houlihan Lokey, Inc. 6,629 1,361,066
Interactive Brokers Group, Inc. 16,280 1,120,227
Intercontinental Exchange, Inc. 10,513 1,771,230
Jack Henry & Associates, Inc. 8,026 1,195,312
Jefferies Financial Group, Inc. 17,831 1,166,504
LPL Financial Holdings, Inc. 2,301 765,520
Markel Group, Inc.(a) 667 1,274,877
Morningstar, Inc. 4,697 1,089,751
MSCI, Inc. 2,217 1,257,948
Nasdaq, Inc. 18,428 1,629,957
Principal Financial Group, Inc. 16,090 1,334,022
Reinsurance Group of America, Inc. 5,393 1,036,157
RenaissanceRe Holdings Ltd. 4,221 1,071,839
Rocket Cos., Inc., Class A 42,181 817,468
Ryan Specialty Holdings, Inc. 13,953 786,391
SoFi Technologies, Inc.(a) 43,458 1,148,160
The Progressive Corp. 4,383 1,082,382
Tradeweb Markets, Inc., Class A 9,898 1,098,480
W.R. Berkley Corp. 16,640 1,274,957
41,035,861

Schedule of Portfolio Investments - continued
September 30, 2025 (Unaudited)
Timothy Plan US Large/Mid Cap Core ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Health Care ( 10 .9% ):
Agilent Technologies, Inc. 10,678 1,370,521
Align Technology, Inc.(a) 4,356 545,458
Avantor, Inc.(a) 48,812 609,174
BioMarin Pharmaceutical, Inc.(a) 14,448 782,504
Centene Corp.(a) 12,566 448,355
Danaher Corp. 5,975 1,184,604
DaVita, Inc.(a) 5,420 720,155
Dexcom, Inc.(a) 6,796 457,303
Doximity, Inc., Class A(a) 6,105 446,581
Edwards Lifesciences Corp.(a) 8,715 677,766
GE HealthCare Technologies, Inc. 18,499 1,389,275
Globus Medical, Inc.(a) 14,039 804,014
HCA Healthcare, Inc. 2,952 1,258,142
Humana, Inc. 2,163 562,748
IDEXX Laboratories, Inc.(a) 2,386 1,524,392
Incyte Corp.(a) 13,921 1,180,640
Insulet Corp.(a) 3,256 1,005,225
Intuitive Surgical, Inc.(a) 1,796 803,225
IQVIA Holdings, Inc.(a) 6,372 1,210,298
Mettler-Toledo International, Inc.(a) 956 1,173,595
Neurocrine Biosciences, Inc.(a) 7,358 1,032,916
Quest Diagnostics, Inc. 7,766 1,480,044
ResMed, Inc. 4,171 1,141,728
Revvity, Inc. 9,631 844,157
Solventum Corp.(a) 13,953 1,018,569
STERIS PLC 6,387 1,580,399
Stryker Corp. 3,896 1,440,234
Tenet Healthcare Corp.(a) 5,432 1,102,913
United Therapeutics Corp.(a) 2,992 1,254,276
Universal Health Services, Inc.,
Class B 4,808 982,948
Veeva Systems, Inc., Class A(a) 3,929 1,170,488
Waters Corp.(a) 2,340 701,555
West Pharmaceutical Services, Inc. 2,163 567,420
Zoetis, Inc. 7,938 1,161,488
33,633,110
Industrials ( 23 .9% ):
AECOM 12,122 1,581,557
AMETEK, Inc. 7,439 1,398,532
Axon Enterprise, Inc.(a) 802 575,547
Builders FirstSource, Inc.(a) 5,723 693,914
C.H. Robinson Worldwide, Inc. 10,491 1,389,008
Carlisle Cos., Inc. 2,593 852,993
Carrier Global Corp. 16,034 957,230
Caterpillar, Inc. 3,310 1,579,367
Cintas Corp. 5,292 1,086,236
Clean Harbors, Inc.(a) 4,646 1,078,894
Comfort Systems USA, Inc. 1,331 1,098,315
Copart, Inc.(a) 18,882 849,124
CSX Corp. 39,805 1,413,476
Curtiss-Wright Corp. 2,617 1,420,874
Deere & Co. 2,213 1,011,916
Dover Corp. 7,040 1,174,483
SECURITY DESCRIPTION SHARES VALUE ($)
Industrials (23.9%): (continued)
EMCOR Group, Inc. 1,645 1,068,493
Equifax, Inc. 4,584 1,175,934
Expeditors International of
Washington, Inc. 12,319 1,510,186
Fastenal Co. 27,828 1,364,685
Fortive Corp. 24,973 1,223,427
GE Vernova, Inc. 1,495 919,276
General Dynamics Corp. 4,705 1,604,405
Graco, Inc. 17,424 1,480,343
HEICO Corp. 3,781 1,220,582
Howmet Aerospace, Inc. 5,975 1,172,474
Hubbell, Inc. 2,410 1,037,047
IDEX Corp. 6,475 1,053,871
Illinois Tool Works, Inc. 6,308 1,644,874
Ingersoll Rand, Inc. 13,311 1,099,755
ITT, Inc. 7,755 1,386,284
J.B. Hunt Transport Services, Inc. 7,297 979,038
Lennox International, Inc. 1,571 831,625
Lincoln Electric Holdings, Inc. 4,894 1,154,152
Masco Corp. 18,364 1,292,642
Norfolk Southern Corp. 4,475 1,344,335
Old Dominion Freight Line, Inc. 5,162 726,706
Otis Worldwide Corp. 14,980 1,369,621
PACCAR, Inc. 10,387 1,021,250
Parker-Hannifin Corp. 1,635 1,239,575
Paychex, Inc. 9,122 1,156,305
Paycom Software, Inc. 3,168 659,388
Paylocity Holding Corp.(a) 4,636 738,376
Quanta Services, Inc. 2,388 989,635
Republic Services, Inc. 6,632 1,521,911
Rockwell Automation, Inc. 3,612 1,262,502
Rollins, Inc. 23,472 1,378,745
Snap-on, Inc. 3,567 1,236,073
SS&C Technologies Holdings, Inc. 16,621 1,475,280
Textron, Inc. 17,247 1,457,199
Trane Technologies PLC 3,066 1,293,729
TransDigm Group, Inc. 849 1,118,999
TransUnion 11,374 952,914
U-Haul Holding Co. 20,138 1,025,024
Union Pacific Corp. 5,960 1,408,765
United Rentals, Inc. 1,312 1,252,514
Verisk Analytics, Inc. 4,739 1,191,906
Vertiv Holdings Co., Class A 5,414 816,756
W.W. Grainger, Inc. 1,240 1,181,670
Waste Management, Inc. 5,973 1,319,018
Watsco, Inc. 1,821 736,230
Westinghouse Air Brake Technologies
Corp. 6,445 1,292,029
Xylem, Inc. 10,735 1,583,413
74,130,427
Information Technology ( 16 .6% ):
Akamai Technologies, Inc.(a) 9,028 683,961
Amphenol Corp., Class A 11,336 1,402,830

Schedule of Portfolio Investments - continued
September 30, 2025 (Unaudited)
Timothy Plan US Large/Mid Cap Core ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Information Technology (16.6%): (continued)
Analog Devices, Inc. 4,350 1,068,795
AppLovin Corp., Class A(a) 1,120 804,765
Arista Networks, Inc.(a) 7,167 1,044,304
Bentley Systems, Inc., Class B 23,784 1,224,400
Broadcom, Inc. 2,403 792,774
Cadence Design Systems, Inc.(a) 2,603 914,330
CDW Corp. 6,381 1,016,366
Ciena Corp.(a) 8,762 1,276,361
Cognizant Technology Solutions
Corp., Class A 18,387 1,233,216
Corpay, Inc.(a) 3,403 980,268
Datadog, Inc., Class A(a) 7,568 1,077,683
Docusign, Inc.(a) 7,273 524,311
Dynatrace, Inc.(a) 19,865 962,459
Entegris, Inc. 8,834 816,792
EPAM Systems, Inc.(a) 4,762 718,062
F5, Inc.(a) 3,370 1,089,150
Fair Isaac Corp.(a) 536 802,140
First Solar, Inc.(a) 4,205 927,329
Fortinet, Inc.(a) 6,859 576,705
Gartner, Inc.(a) 2,955 776,781
Jabil, Inc. 5,877 1,276,308
Keysight Technologies, Inc.(a) 5,921 1,035,701
KLA Corp. 879 948,089
Microchip Technology, Inc. 15,809 1,015,254
Monolithic Power Systems, Inc. 830 764,131
Motorola Solutions, Inc. 3,256 1,488,936
NetApp, Inc. 9,261 1,097,058
NVIDIA Corp. 4,321 806,212
NXP Semiconductors NV 4,069 926,633
Okta, Inc.(a) 5,523 506,459
ON Semiconductor Corp.(a) 15,480 763,319
Palantir Technologies, Inc., Class A(a) 4,227 771,089
Palo Alto Networks, Inc.(a) 4,876 992,851
PTC, Inc.(a) 7,844 1,592,489
Roper Technologies, Inc. 2,435 1,214,310
Seagate Technology Holdings PLC 12,032 2,840,274
ServiceNow, Inc.(a) 941 865,984
Super Micro Computer, Inc.(a) 6,766 324,362
Synopsys, Inc.(a) 1,623 800,772
TD SYNNEX Corp. 8,621 1,411,689
Teledyne Technologies, Inc.(a) 2,799 1,640,326
Teradyne, Inc. 7,223 994,174
Texas Instruments, Inc. 5,725 1,051,854
Trimble, Inc.(a) 14,641 1,195,438
Tyler Technologies, Inc.(a) 1,958 1,024,347
Western Digital Corp. 18,681 2,242,841
Zebra Technologies Corp.(a) 4,101 1,218,653
51,523,335
Materials ( 6 .8% ):
Avery Dennison Corp. 7,795 1,264,115
CF Industries Holdings, Inc. 12,152 1,090,034
Freeport-McMoRan, Inc. 21,774 853,976
SECURITY DESCRIPTION SHARES VALUE ($)
Materials (6.8%): (continued)
International Flavors & Fragrances,
Inc. 15,846 975,163
International Paper Co. 19,466 903,222
Linde PLC 4,237 2,012,575
LyondellBasell Industries NV, Class A 22,511 1,103,940
Martin Marietta Materials, Inc. 2,212 1,394,179
Newmont Corp. 14,680 1,237,671
Nucor Corp. 6,488 878,670
Packaging Corp. of America 6,534 1,423,955
PPG Industries, Inc. 12,557 1,319,866
Reliance, Inc. 3,475 975,884
RPM International, Inc. 11,413 1,345,365
Steel Dynamics, Inc. 6,401 892,491
The Sherwin-Williams Co. 3,573 1,237,187
Vulcan Materials Co. 4,213 1,296,003
Westlake Corp. 11,561 890,891
21,095,187
Real Estate ( 0 .3% ):
CoStar Group, Inc.(a) 12,513 1,055,722
1,055,722
Utilities ( 9 .2% ):
Alliant Energy Corp. 25,385 1,711,203
Ameren Corp. 15,401 1,607,556
American Electric Power Co., Inc. 13,774 1,549,575
American Water Works Co., Inc. 8,259 1,149,570
Atmos Energy Corp. 11,305 1,930,329
CenterPoint Energy, Inc. 35,208 1,366,070
CMS Energy Corp. 23,624 1,730,694
Consolidated Edison, Inc. 12,941 1,300,829
Constellation Energy Corp. 1,840 605,489
DTE Energy Co. 12,528 1,771,835
Entergy Corp. 11,897 1,108,681
Evergy, Inc. 28,175 2,141,863
Eversource Energy 21,007 1,494,438
NextEra Energy, Inc. 15,638 1,180,513
NiSource, Inc. 42,061 1,821,241
NRG Energy, Inc. 6,230 1,008,949
Public Service Enterprise Group, Inc. 15,000 1,251,900
The Southern Co. 16,376 1,551,954
Vistra Corp. 3,202 627,336

Schedule of Portfolio Investments - continued
September 30, 2025 (Unaudited)
Timothy Plan US Large/Mid Cap Core ETF

Percentages indicated are based on net assets as September
30, 2025.
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (9.2%): (continued)
WEC Energy Group, Inc. 14,940 1,711,975
28,622,000
Total Common Stocks
(Cost $262,684,480) 309,272,753
Rights (0.0%)
†
Health Care ( 0 .0% ):
†
ABIOMED, Inc., CVR
Expiring  01/02/26(a)(b) 1,543 1,574
1,574
Total Rights
(Cost $–) 1,574
Total Investments
(Cost $262,684,480) — 99.7% 309,274,327
Other assets in excess of liabilities — 0.3% 834,489
NET ASSETS - 100.00% $ 310,108,816
(a) Non-income producing security.
† Represents less than 0.05%.
(b) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.00% of the Fund’s net assets as of September 30, 2025. This security is classified as
Level 3 within the fair value hierarchy.
CVR—Contingent Value Rights
NM Not meaningful, amount is less than 0.05%.
Futures Contracts
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-mini 12/19/25 2 $ 669,603 $ 673,875 $ 4,272
$ 4,272

Schedule of Portfolio Investments
September 30, 2025 (Unaudited)
Timothy Plan High Dividend Stock ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.6%)
Consumer Discretionary ( 5 .1% ):
Genuine Parts Co. 16,920 2,345,112
Lennar Corp., Class A 20,335 2,563,023
Pool Corp. 7,078 2,194,676
Service Corp. International 34,153 2,842,213
Texas Roadhouse, Inc. 15,816 2,627,828
Tractor Supply Co. 46,241 2,629,726
15,202,578
Consumer Staples ( 6 .0% ):
Dollar General Corp. 15,106 1,561,205
Hormel Foods Corp. 98,396 2,434,317
Kenvue, Inc. 109,793 1,781,941
Kimberly-Clark Corp. 25,674 3,192,305
McCormick & Co., Inc. 44,754 2,994,490
Sysco Corp. 45,391 3,737,495
The Campbell's Company 69,902 2,207,505
17,909,258
Energy ( 14 .3% ):
Baker Hughes Co. 57,424 2,797,697
ConocoPhillips Co. 29,126 2,755,028
Coterra Energy, Inc. 100,057 2,366,348
Devon Energy Corp. 76,618 2,686,227
Diamondback Energy, Inc. 16,599 2,375,317
EOG Resources, Inc. 25,074 2,811,297
Halliburton Co. 102,147 2,512,816
Kinder Morgan, Inc. 101,643 2,877,513
Occidental Petroleum Corp. 68,988 3,259,683
ONEOK, Inc. 30,611 2,233,685
Ovintiv, Inc. 56,191 2,268,993
Permian Resources Corp. 177,174 2,267,827
Phillips 66 Co. 23,906 3,251,694
Schlumberger NV 67,671 2,325,852
The Williams Cos., Inc. 45,765 2,899,213
Valero Energy Corp. 18,575 3,162,580
42,851,770
Financials ( 13 .0% ):
Aflac, Inc. 30,362 3,391,435
Ares Management Corp., Class A 14,556 2,327,359
Blue Owl Capital, Inc. 99,687 1,687,701
Cincinnati Financial Corp. 21,755 3,439,465
CME Group, Inc. 15,041 4,063,928
Corebridge Financial, Inc. 73,707 2,362,309
East West Bancorp, Inc. 29,400 3,129,630
Equitable Holdings, Inc. 44,034 2,236,047
Everest Group Ltd. 7,559 2,647,389
Fidelity National Information
Services, Inc. 38,251 2,522,271
Jefferies Financial Group, Inc. 42,969 2,811,032
Principal Financial Group, Inc. 38,773 3,214,669
Reinsurance Group of America, Inc. 12,991 2,495,961
The Progressive Corp. 10,569 2,610,015
38,939,211
SECURITY DESCRIPTION SHARES VALUE ($)
Health Care ( 1 .2% ):
Quest Diagnostics, Inc. 18,717 3,567,086
3,567,086
Industrials ( 17 .7% ):
C.H. Robinson Worldwide, Inc. 25,278 3,346,807
Caterpillar, Inc. 7,983 3,809,088
CSX Corp. 95,923 3,406,226
Fastenal Co. 67,069 3,289,064
General Dynamics Corp. 11,337 3,865,917
Hubbell, Inc. 5,809 2,499,671
IDEX Corp. 15,596 2,538,405
Illinois Tool Works, Inc. 15,200 3,963,552
Lincoln Electric Holdings, Inc. 11,805 2,783,973
Masco Corp. 44,255 3,115,109
Norfolk Southern Corp. 10,776 3,237,218
Otis Worldwide Corp. 36,104 3,300,989
Paychex, Inc. 21,980 2,786,185
Rockwell Automation, Inc. 8,705 3,042,659
Snap-on, Inc. 8,603 2,981,197
Union Pacific Corp. 14,353 3,392,619
Watsco, Inc. 4,396 1,777,303
53,135,982
Information Technology ( 9 .4% ):
Analog Devices, Inc. 10,473 2,573,216
CDW Corp. 15,384 2,450,363
Cognizant Technology Solutions
Corp., Class A 44,309 2,971,805
Microchip Technology, Inc. 38,098 2,446,654
NetApp, Inc. 22,315 2,643,435
NXP Semiconductors NV 9,798 2,231,299
Seagate Technology Holdings PLC 28,999 6,845,504
TD SYNNEX Corp. 20,770 3,401,087
Texas Instruments, Inc. 13,802 2,535,841
28,099,204
Materials ( 10 .8% ):
Avery Dennison Corp. 18,781 3,045,715
CF Industries Holdings, Inc. 29,291 2,627,403
International Flavors & Fragrances,
Inc. 38,184 2,349,843
International Paper Co. 46,904 2,176,346
LyondellBasell Industries NV, Class A 54,250 2,660,420
Newmont Corp. 35,387 2,983,478
Nucor Corp. 15,628 2,116,500
Packaging Corp. of America 15,751 3,432,615
PPG Industries, Inc. 30,267 3,181,364
Reliance, Inc. 8,376 2,352,232
RPM International, Inc. 27,501 3,241,818
Westlake Corp. 27,855 2,146,506
32,314,240
Utilities ( 22 .1% ):
Alliant Energy Corp. 61,166 4,123,200
Ameren Corp. 37,117 3,874,272
American Electric Power Co., Inc. 33,198 3,734,775
American Water Works Co., Inc. 19,911 2,771,412

Schedule of Portfolio Investments - continued
September 30, 2025 (Unaudited)
Timothy Plan High Dividend Stock ETF

Percentages indicated are based on net assets as of September
30, 2025.
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (22.1%): (continued)
Atmos Energy Corp. 27,236 4,650,547
CenterPoint Energy, Inc. 84,853 3,292,296
CMS Energy Corp. 56,925 4,170,326
Consolidated Edison, Inc. 31,194 3,135,621
DTE Energy Co. 30,186 4,269,206
Entergy Corp. 28,675 2,672,223
Evergy, Inc. 67,893 5,161,226
Eversource Energy 50,632 3,601,961
NextEra Energy, Inc. 37,692 2,845,369
NiSource, Inc. 101,363 4,389,018
NRG Energy, Inc. 15,022 2,432,813
Public Service Enterprise Group, Inc. 36,149 3,016,996
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (22.1%): (continued)
The Southern Co. 39,459 3,739,529
WEC Energy Group, Inc. 36,007 4,126,042
66,006,832
Total Common Stocks
(Cost $270,842,365) 298,026,161
Total Investments
(Cost $270,842,365) — 99.6% 298,026,161
Other assets in excess of liabilities — 0.4% 1,127,077
NET ASSETS - 100.00% $ 299,153,238
Futures Contracts
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-mini 12/19/25 3 $ 1,001,070 $ 1,010,812 $ 9,742
$ 9,742

Schedule of Portfolio Investments
September 30, 2025 (Unaudited)
Timothy Plan International ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.0%)
Australia ( 7.5% ):
Communication Services ( 0.7% ):
REA Group Ltd. 2,061 315,015
Telstra Group Ltd. 213,649 681,203
996,218
Consumer Discretionary ( 0.4% ):
Wesfarmers Ltd. 9,313 566,892
566,892
Consumer Staples ( 0.7% ):
Coles Group Ltd. 45,588 702,342
Woolworths Group Ltd. 24,390 430,776
1,133,118
Energy ( 0.6% ):
Santos Ltd. 120,369 535,869
Woodside Energy Group Ltd. 28,365 432,121
967,990
Financials ( 1.9% ):
ANZ Group Holdings Ltd. 26,845 589,740
Commonwealth Bank of Australia 4,311 475,952
Insurance Australia Group Ltd. 76,177 413,206
National Australia Bank Ltd. 19,464 568,449
Suncorp Group Ltd. 25,008 335,156
Westpac Banking Corp. 23,342 601,724
2,984,227
Health Care ( 0.8% ):
Cochlear Ltd. 2,169 400,665
CSL Ltd. 3,671 481,301
Pro Medicus Ltd. 1,738 354,436
1,236,402
Industrials ( 0.8% ):
Brambles Ltd. 31,304 513,547
Computershare Ltd. 13,087 314,164
SGH Ltd. 12,883 425,507
1,253,218
Information Technology ( 0.2% ):
WiseTech Global Ltd. 3,756 224,234
224,234
Materials ( 1.1% ):
BHP Group Ltd. 18,948 533,074
Fortescue Ltd. 25,798 318,780
Northern Star Resources Ltd. 24,074 377,898
Rio Tinto Ltd. 5,475 441,956
1,671,708
Utilities ( 0.3% ):
Origin Energy Ltd. 62,178 514,133
514,133
11,548,140
Austria ( 0.9% ):
Energy ( 0.4% ):
OMV AG 10,512 560,485
560,485
SECURITY DESCRIPTION SHARES VALUE ($)
Austria (0.9%): (continued)
Financials ( 0.3% ):
Erste Group Bank AG 4,940 482,483
482,483
Utilities ( 0.2% ):
Verbund AG 5,518 400,963
400,963
1,443,931
Belgium ( 0.7% ):
Financials ( 0.3% ):
KBC Group NV 4,629 551,278
551,278
Health Care ( 0.4% ):
UCB SA 2,112 582,631
582,631
1,133,909
Canada ( 12.0% ):
Consumer Discretionary ( 0.6% ):
Dollarama, Inc. 3,907 515,336
Magna International, Inc. 8,807 417,344
932,680
Consumer Staples ( 0.7% ):
George Weston Ltd. 9,327 569,004
Metro, Inc. 8,556 574,724
1,143,728
Energy ( 2.6% ):
ARC Resources Ltd. 17,221 314,099
Cameco Corp. 5,225 438,577
Canadian Natural Resources Ltd. 13,455 430,289
Cenovus Energy, Inc. 27,716 470,664
Imperial Oil Ltd. 5,335 483,812
Pembina Pipeline Corp. 14,926 603,583
Suncor Energy, Inc. 11,071 463,367
TC Energy Corp. 8,299 451,301
Tourmaline Oil Corp. 8,662 373,621
4,029,313
Financials ( 2.8% ):
Brookfield Corp. 6,991 479,749
Fairfax Financial Holdings Ltd. 291 509,182
Great-West Lifeco, Inc. 13,852 562,243
Intact Financial Corp. 2,709 527,141
National Bank of Canada 6,963 739,734
Power Corp. of Canada 15,831 685,119
The Bank of Nova Scotia 13,607 879,981
4,383,149
Industrials ( 1.3% ):
Canadian National Railway Co. 4,848 457,241
Canadian Pacific Kansas City Ltd. 5,774 430,093
Waste Connections, Inc. 3,376 593,584
WSP Global, Inc. 2,695 529,704
2,010,622

Schedule of Portfolio Investments - continued
September 30, 2025 (Unaudited)
Timothy Plan International ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Canada (12.0%): (continued)
Information Technology ( 0.7% ):
Celestica, Inc.(a) 1,640 403,630
Constellation Software, Inc. 120 325,805
Shopify, Inc., Class A(a) 2,113 313,966
1,043,401
Materials ( 1.9% ):
Agnico Eagle Mines Ltd. 2,896 487,835
Barrick Mining Corp. 15,284 502,071
Ivanhoe Mines Ltd.(a) 21,593 229,043
Kinross Gold Corp. 16,756 415,920
Nutrien Ltd. 7,307 429,178
Teck Resources Ltd., Class B 8,157 357,876
Wheaton Precious Metals Corp. 4,207 470,857
2,892,780
Utilities ( 1.4% ):
Emera, Inc. 14,057 674,514
Fortis, Inc. 14,788 750,187
Hydro One Ltd. 19,907 710,300
2,135,001
18,570,674
Chile ( 0.3% ):
Materials ( 0.3% ):
Antofagasta PLC 13,086 484,087
484,087
Denmark ( 2.3% ):
Consumer Discretionary ( 0.2% ):
Pandora A/S 2,670 347,930
347,930
Financials ( 0.8% ):
Danske Bank A/S 13,086 557,644
Tryg A/S 24,127 612,179
1,169,823
Health Care ( 0.5% ):
Coloplast A/S, Class B 4,311 368,230
Genmab A/S(a) 1,542 467,541
835,771
Industrials ( 0.5% ):
DSV A/S 2,147 427,063
Vestas Wind Systems A/S 14,887 280,547
707,610
Materials ( 0.3% ):
Novonesis Novozymes B 7,130 436,407
436,407
3,497,541
Finland ( 1.6% ):
Financials ( 0.5% ):
Sampo Oyj, A Shares 61,625 707,357
707,357
Industrials ( 0.3% ):
Wartsila Oyj Abp 16,605 496,088
496,088
SECURITY DESCRIPTION SHARES VALUE ($)
Finland (1.6%): (continued)
Information Technology ( 0.2% ):
Nokia Oyj 73,154 350,287
350,287
Materials ( 0.3% ):
UPM-Kymmene Oyj 15,036 410,734
410,734
Utilities ( 0.3% ):
Fortum Oyj 27,318 516,465
516,465
2,480,931
France ( 5.4% ):
Communication Services ( 0.3% ):
Bollore SE 75,878 428,977
428,977
Consumer Discretionary ( 0.5% ):
Cie Generale des Etablissements
Michelin SCA
11,904 426,770
Hermes International SCA 137 334,997
761,767
Energy ( 0.3% ):
TotalEnergies SE 9,206 559,043
559,043
Financials ( 0.9% ):
Amundi SA 5,647 446,796
Credit Agricole SA 28,237 554,226
Societe Generale SA 6,649 439,905
1,440,927
Health Care ( 0.5% ):
BioMerieux 3,557 475,180
Sartorius Stedim Biotech 1,251 252,664
727,844
Industrials ( 1.5% ):
Bouygues SA 11,706 526,582
Bureau Veritas SA 15,581 487,261
Legrand SA 3,210 529,812
Thales SA 1,000 312,962
Vinci SA 3,562 493,201
2,349,818
Information Technology ( 0.2% ):
Dassault Systemes SE 9,507 318,180
318,180
Materials ( 0.4% ):
Air Liquide SA 2,805 582,364
582,364
Utilities ( 0.8% ):
Engie SA 31,717 679,682
Veolia Environnement SA 14,855 505,362
1,185,044
8,353,964
Germany ( 4.2% ):
Communication Services ( 0.2% ):
CTS Eventim AG & Co. KGaA 2,998 293,515
293,515

Schedule of Portfolio Investments - continued
September 30, 2025 (Unaudited)
Timothy Plan International ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Germany (4.2%): (continued)
Consumer Discretionary ( 0.2% ):
Continental AG 3,648 240,328
240,328
Financials ( 1.2% ):
Commerzbank AG 10,333 389,249
Hannover Rueck SE 1,563 470,812
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R
682 435,047
Talanx AG 3,711 493,139
1,788,247
Health Care ( 0.2% ):
Fresenius Medical Care AG 7,307 383,080
383,080
Industrials ( 0.7% ):
Deutsche Post AG 8,092 360,400
Knorr-Bremse AG 3,621 339,418
Rheinmetall AG 143 333,134
1,032,952
Information Technology ( 0.4% ):
Infineon Technologies AG 8,370 326,208
Nemetschek SE 2,701 351,315
677,523
Materials ( 0.5% ):
Heidelberg Materials AG 1,469 330,321
Symrise AG 4,621 401,637
731,958
Real Estate ( 0.2% ):
Vonovia SE 11,864 369,766
369,766
Utilities ( 0.6% ):
E.ON SE 28,768 540,839
RWE AG 10,262 455,602
996,441
6,513,810
Hong Kong ( 3.6% ):
Financials ( 0.9% ):
AIA Group Ltd. 48,466 464,935
Hang Seng Bank Ltd. 33,389 508,449
Prudential PLC 31,879 446,253
1,419,637
Industrials ( 0.5% ):
CK Hutchison Holdings Ltd. 52,698 347,067
Techtronic Industries Co. Ltd. 34,542 441,890
788,957
Real Estate ( 1.0% ):
Henderson Land Development Co. Ltd. 148,965 525,284
Sun Hung Kai Properties Ltd. 46,875 561,413
Swire Pacific Ltd., Class A 49,557 419,996
1,506,693
SECURITY DESCRIPTION SHARES VALUE ($)
Hong Kong (3.6%): (continued)
Utilities ( 1.2% ):
CLP Holdings Ltd. 88,268 731,058
Hong Kong & China Gas Co. Ltd. 698,974 607,202
Power Assets Holdings Ltd. 85,505 541,487
1,879,747
5,595,034
Ireland ( 1.8% ):
Consumer Staples ( 0.2% ):
Kerry Group PLC, Class A 4,349 391,832
391,832
Financials ( 0.6% ):
AIB Group PLC 51,164 463,375
Bank of Ireland Group PLC 25,415 418,133
881,508
Industrials ( 0.8% ):
Experian PLC 10,344 517,715
Kingspan Group PLC 3,576 297,209
Ryanair Holdings PLC, ADR 6,447 388,238
1,203,162
Materials ( 0.2% ):
Smurfit WestRock PLC 6,868 287,775
287,775
2,764,277
Israel ( 1.0% ):
Financials ( 0.7% ):
Bank Leumi Le-Israel BM, Class IS 27,986 552,093
Mizrahi Tefahot Bank Ltd. 8,397 552,848
1,104,941
Industrials ( 0.3% ):
Elbit Systems Ltd. 810 410,433
410,433
1,515,374
Italy ( 5.0% ):
Consumer Discretionary ( 0.2% ):
Moncler SpA 4,826 282,526
282,526
Energy ( 0.5% ):
Eni SpA 40,635 709,130
709,130
Financials ( 2.1% ):
FinecoBank Banca Fineco SpA 19,608 423,644
Generali 16,729 656,112
Intesa Sanpaolo SpA 86,338 568,992
Mediobanca Banca di Credito
Finanziario SpA
22,637 457,996
Poste Italiane SpA 32,201 763,199
UniCredit SpA 5,815 440,088
3,310,031
Health Care ( 0.3% ):
Recordati Industria Chimica e
Farmaceutica SpA
8,235 499,788
499,788

Schedule of Portfolio Investments - continued
September 30, 2025 (Unaudited)
Timothy Plan International ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Italy (5.0%): (continued)
Industrials ( 0.6% ):
Leonardo SpA 5,170 327,851
Prysmian SpA 5,201 513,958
841,809
Utilities ( 1.3% ):
Enel SpA 71,249 674,635
Snam SpA 114,327 686,880
Terna - Rete Elettrica Nazionale 69,233 702,034
2,063,549
7,706,833
Japan ( 18.5% ):
Consumer Discretionary ( 2.5% ):
Asics Corp. 10,300 269,707
Bridgestone Corp. 8,800 407,536
Denso Corp. 22,800 329,272
Fast Retailing Co. Ltd. 1,000 304,592
Nitori Holdings Co. Ltd. 13,000 250,866
Oriental Land Co. Ltd. 14,800 357,013
Pan Pacific International Holdings Corp. 48,500 319,791
Sanrio Co. Ltd. 4,000 188,030
Sekisui House Ltd. 14,800 336,996
Shimano, Inc. 2,400 269,426
Sumitomo Electric Industries Ltd. 16,200 462,106
Suzuki Motor Corp. 22,900 334,587
3,829,922
Consumer Staples ( 1.1% ):
Aeon Co. Ltd. 43,200 524,407
Ajinomoto Co., Inc. 18,600 534,088
Kao Corp. 10,300 449,349
Unicharm Corp. 37,000 240,061
1,747,905
Energy ( 0.5% ):
ENEOS Holdings, Inc. 62,400 396,631
Inpex Corp. 25,300 457,340
853,971
Financials ( 2.6% ):
Dai-ichi Life Holdings, Inc. 41,100 324,086
Japan Exchange Group, Inc. 30,100 336,378
Japan Post Bank Co. Ltd. 32,200 395,123
Japan Post Holdings Co. Ltd. 32,300 321,100
MS&AD Insurance Group Holdings, Inc. 13,500 306,391
ORIX Corp. 14,700 385,916
Resona Holdings, Inc. 29,100 297,258
Sompo Holdings, Inc. 8,500 262,984
Sumitomo Mitsui Financial Group, Inc. 12,000 338,892
Sumitomo Mitsui Trust Group, Inc. 13,700 398,298
T&D Holdings, Inc. 13,400 328,226
Tokio Marine Holdings, Inc. 6,700 284,049
3,978,701
SECURITY DESCRIPTION SHARES VALUE ($)
Japan (18.5%): (continued)
Health Care ( 1.4% ):
Chugai Pharmaceutical Co. Ltd. 6,000 261,635
Daiichi Sankyo Co. Ltd. 11,000 246,602
Hoya Corp. 2,800 387,706
Olympus Corp. 25,800 326,448
Shionogi & Co. Ltd. 26,300 460,921
Sysmex Corp. 18,300 225,795
Terumo Corp. 15,900 262,688
2,171,795
Industrials ( 5.0% ):
Central Japan Railway Co. 20,200 579,621
Daikin Industries Ltd. 2,600 300,318
East Japan Railway Co. 18,500 452,898
FANUC Corp. 11,800 340,107
Fujikura Ltd. 4,300 420,346
Hitachi Ltd. 8,900 236,539
ITOCHU Corp. 6,700 381,783
Kajima Corp. 14,000 408,629
Komatsu Ltd. 11,300 394,319
Kubota Corp. 30,100 379,227
Marubeni Corp. 17,700 442,650
Mitsubishi Corp. 18,200 434,599
Mitsubishi Electric Corp. 13,400 344,628
Mitsubishi Heavy Industries Ltd. 10,000 262,325
Mitsui OSK Lines Ltd. 8,100 246,172
NIDEC Corp. 19,600 349,067
Nippon Yusen KK 8,300 283,515
Secom Co. Ltd. 11,800 432,914
SMC Corp. 900 276,506
Toyota Industries Corp. 2,700 303,834
Toyota Tsusho Corp. 16,400 454,946
7,724,943
Information Technology ( 2.9% ):
Advantest Corp. 4,000 396,294
Canon, Inc. 11,300 331,427
Disco Corp. 800 251,627
FUJIFILM Holdings Corp. 15,300 380,870
Fujitsu Ltd. 12,100 285,091
Keyence Corp. 700 261,216
Kyocera Corp. 26,700 359,232
Murata Manufacturing Co. Ltd. 18,700 356,055
NEC Corp. 10,500 336,508
Nomura Research Institute Ltd. 8,500 326,101
Obic Co. Ltd. 13,600 474,027
Renesas Electronics Corp. 15,100 174,211
TDK Corp. 23,000 334,182
Tokyo Electron Ltd. 1,200 213,918
4,480,759

Schedule of Portfolio Investments - continued
September 30, 2025 (Unaudited)
Timothy Plan International ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Japan (18.5%): (continued)
Materials ( 1.2% ):
Nippon Paint Holdings Co. Ltd. 36,100 246,575
Nippon Sanso Holdings Corp. 7,500 266,129
Nippon Steel Corp. 97,500 401,882
Nitto Denko Corp. 13,700 325,846
Shin-Etsu Chemical Co. Ltd. 9,600 315,066
Toray Industries, Inc. 41,600 265,939
1,821,437
Real Estate ( 0.9% ):
Daiwa House Industry Co. Ltd. 11,800 424,535
Mitsubishi Estate Co. Ltd. 18,300 421,146
Mitsui Fudosan Co. Ltd. 28,100 306,521
Sumitomo Realty & Development Co.
Ltd.
6,700 295,966
1,448,168
Utilities ( 0.4% ):
The Kansai Electric Power Co., Inc. 20,100 287,968
Tokyo Gas Co. Ltd. 8,700 309,710
597,678
28,655,279
Luxembourg ( 0.5% ):
Energy ( 0.3% ):
Tenaris SA 24,365 434,466
434,466
Materials ( 0.2% ):
ArcelorMittal SA 9,439 338,841
338,841
773,307
Netherlands ( 3.5% ):
Consumer Discretionary ( 0.3% ):
Prosus NV(a) 7,559 531,879
531,879
Financials ( 1.7% ):
ABN AMRO Bank NV, Class CV 18,620 595,632
Adyen NV(a) 169 270,802
ASR Nederland NV 8,579 581,897
Euronext NV 3,353 501,458
NN Group NV 10,430 733,403
2,683,192
Health Care ( 0.3% ):
Argenx SE(a) 646 468,048
468,048
Industrials ( 0.7% ):
Ferrovial SE 11,044 632,412
Wolters Kluwer NV 2,715 370,186
1,002,598
Information Technology ( 0.2% ):
ASM International NV 499 299,215
299,215
Materials ( 0.3% ):
Akzo Nobel NV 6,220 442,481
442,481
5,427,413
SECURITY DESCRIPTION SHARES VALUE ($)
New Zealand ( 0.5% ):
Health Care ( 0.2% ):
Fisher & Paykel Healthcare Corp. Ltd. 16,081 345,266
345,266
Information Technology ( 0.3% ):
Xero Ltd.(a) 3,728 388,405
388,405
733,671
Norway ( 1.7% ):
Communication Services ( 0.4% ):
Telenor ASA 41,299 684,832
684,832
Energy ( 0.5% ):
Aker BP ASA 15,073 382,473
Equinor ASA 13,629 332,578
715,051
Financials ( 0.4% ):
DNB Bank ASA 20,304 552,663
552,663
Industrials ( 0.2% ):
Kongsberg Gruppen ASA 8,480 271,161
271,161
Materials ( 0.2% ):
Norsk Hydro ASA 54,327 368,189
368,189
2,591,896
Portugal ( 0.9% ):
Consumer Staples ( 0.2% ):
Jeronimo Martins SGPS SA 13,222 321,291
321,291
Energy ( 0.3% ):
Galp Energia SGPS SA 26,905 508,500
508,500
Utilities ( 0.4% ):
EDP SA 108,018 511,902
511,902
1,341,693
Russian Federation ( 0.0% ):
Materials ( 0.0% ):
Evraz PLC(a)(b)(c) 38,723 —
—
Singapore ( 2.3% ):
Consumer Staples ( 0.3% ):
Wilmar International Ltd. 207,400 458,352
458,352
Financials ( 1.3% ):
DBS Group Holdings Ltd. 17,840 707,596
Oversea-Chinese Banking Corp. Ltd. 52,900 674,376
United Overseas Bank Ltd. 23,400 627,460
2,009,432

Schedule of Portfolio Investments - continued
September 30, 2025 (Unaudited)
Timothy Plan International ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Singapore (2.3%): (continued)
Industrials ( 0.7% ):
Singapore Airlines Ltd. 118,400 598,611
Singapore Technologies Engineering Ltd. 82,200 548,807
1,147,418
3,615,202
South Korea ( 3.7% ):
Communication Services ( 0.3% ):
NAVER Corp. 2,194 419,938
419,938
Consumer Discretionary ( 0.5% ):
Hyundai Mobis Co. Ltd. 1,921 408,767
Kia Corp. 4,913 352,680
761,447
Financials ( 1.0% ):
Hana Financial Group, Inc. 7,419 461,176
KB Financial Group, Inc. 4,826 397,350
Meritz Financial Group, Inc. 3,960 320,402
Shinhan Financial Group Co. Ltd. 8,496 428,797
1,607,725
Health Care ( 0.2% ):
Celltrion, Inc. 2,686 332,016
332,016
Industrials ( 1.1% ):
Doosan Enerbility Co. Ltd.(a) 11,712 523,483
Hanwha Aerospace Co. Ltd. 251 198,073
Hanwha Ocean Co. Ltd.(a) 2,579 202,783
HMM Co. Ltd. 18,839 269,263
Samsung C&T Corp. 3,711 488,345
1,681,947
Information Technology ( 0.4% ):
Samsung SDI Co. Ltd. 1,626 237,618
SK Hynix, Inc. 1,435 355,476
593,094
Materials ( 0.2% ):
Korea Zinc Co. Ltd. 197 129,339
POSCO Holdings, Inc. 1,187 233,542
362,881
5,759,048
Spain ( 3.3% ):
Consumer Discretionary ( 0.6% ):
Amadeus IT Group SA 6,222 493,021
Industria de Diseno Textil SA 7,605 419,326
912,347
Energy ( 0.5% ):
Repsol SA 44,117 780,202
780,202
Financials ( 0.6% ):
Banco de Sabadell SA 111,207 430,802
CaixaBank SA 44,110 463,231
894,033
SECURITY DESCRIPTION SHARES VALUE ($)
Spain (3.3%): (continued)
Industrials ( 0.8% ):
ACS Actividades de Construccion y
Servicios SA
7,459 595,417
Aena SME SA 22,410 612,167
1,207,584
Utilities ( 0.8% ):
Endesa SA 19,040 608,173
Iberdrola SA 33,481 632,982
1,241,155
5,035,321
Sweden ( 5.0% ):
Financials ( 2.0% ):
EQT AB 10,721 370,971
Industrivarden AB, Class C 14,745 584,328
Investor AB, Class B 17,070 533,426
Skandinaviska Enskilda Banken AB, Class
A
30,025 586,792
Svenska Handelsbanken AB, Class A 35,275 458,847
Swedbank AB, Class A 18,113 545,134
3,079,498
Health Care ( 0.2% ):
Swedish Orphan Biovitrum AB(a) 11,712 356,968
356,968
Industrials ( 2.2% ):
Alfa Laval AB 11,008 501,161
Assa Abloy AB, Class B 15,508 538,260
Atlas Copco AB, Class A 24,098 406,935
Epiroc AB, Class A 18,497 389,998
Lifco AB, Class B 10,485 354,113
Saab AB, Class B 4,683 285,913
Sandvik AB 18,405 512,065
Volvo AB, Class B 13,935 399,103
3,387,548
Information Technology ( 0.6% ):
Hexagon AB, Class B 35,987 427,952
Telefonaktiebolaget LM Ericsson, Class B 48,308 399,615
827,567
7,651,581
Switzerland ( 6.7% ):
Communication Services ( 0.5% ):
Swisscom AG, Registered Shares 1,093 793,074
793,074
Consumer Discretionary ( 0.2% ):
Cie Financiere Richemont SA, Registered
Shares
1,740 331,429
331,429
Consumer Staples ( 0.3% ):
Chocoladefabriken Lindt & Spruengli
AG, Class PC
30 458,349
458,349

Schedule of Portfolio Investments - continued
September 30, 2025 (Unaudited)
Timothy Plan International ETF

Percentages indicated are based on net assets as of September
30, 2025
SECURITY DESCRIPTION SHARES VALUE ($)
Switzerland (6.7%): (continued)
Financials ( 1.4% ):
Julius Baer Group Ltd. 5,542 382,697
Partners Group Holding AG 293 380,469
Swiss Life Holding AG 755 811,632
Swiss Re AG 2,757 509,382
2,084,180
Health Care ( 1.0% ):
Alcon AG 5,288 393,726
Lonza Group AG, Registered Shares 592 392,138
Sonova Holding AG 1,562 425,090
Straumann Holding AG, Class R 2,598 277,133
1,488,087
Industrials ( 1.8% ):
ABB Ltd., Registered Shares 8,020 577,593
Geberit AG, Registered Shares 629 471,967
Kuehne + Nagel International AG, Class
R
2,054 382,335
Schindler Holding AG, Class PC 1,697 642,212
SGS SA, Registered Shares 4,212 436,494
VAT Group AG 825 325,895
2,836,496
Information Technology ( 0.2% ):
STMicroelectronics NV 11,063 309,737
309,737
Materials ( 1.3% ):
DSM-Firmenich AG 4,369 371,939
EMS-Chemie Holding AG 755 533,594
Givaudan SA, Registered Shares 98 397,960
Holcim AG(a) 4,223 357,302
Sika AG, Registered Shares 1,758 391,182
2,051,977
10,353,329
United Kingdom ( 5.8% ):
Communication Services ( 0.4% ):
Informa PLC 52,173 643,761
643,761
Consumer Discretionary ( 0.3% ):
Next PLC 2,420 402,704
402,704
Consumer Staples ( 0.3% ):
Haleon PLC 114,092 509,967
509,967
Financials ( 1.7% ):
3i Group PLC 7,925 435,755
Admiral Group PLC 10,668 480,853
Legal & General Group PLC 154,876 495,663
Lloyds Banking Group PLC 405,776 457,362
London Stock Exchange Group PLC 3,653 418,322
Wise PLC, Class A(a) 26,092 363,139
2,651,094
Health Care ( 0.3% ):
Smith & Nephew PLC 28,553 513,536
513,536
SECURITY DESCRIPTION SHARES VALUE ($)
United Kingdom (5.8%): (continued)
Industrials ( 1.3% ):
Ashtead Group PLC 5,919 395,178
Bunzl PLC 11,576 365,184
International Consolidated Airlines
Group SA
96,403 500,514
Rentokil Initial PLC 58,575 296,002
Rolls-Royce Holdings PLC 29,414 470,681
2,027,559
Information Technology ( 0.6% ):
Halma PLC 12,401 575,309
The Sage Group PLC 22,992 340,091
915,400
Materials ( 0.5% ):
Anglogold Ashanti PLC 4,519 317,822
Rio Tinto PLC 7,369 484,307
802,129
Utilities ( 0.4% ):
SSE PLC 23,644 553,694
553,694
9,019,844
United States ( 0.3% ):
Industrials ( 0.3% ):
RB Global, Inc. 4,314 467,332
467,332
Total Common Stocks
(Cost $120,078,245) 153,033,421
SECURITY DESCRIPTION SHARES VALUE ($)
Warrant (0.0%)
Canada ( 0.0% ):
Information Technology ( 0.0% ):
Constellation Software, Inc.,
expiring  3/31/40 (a)(c)
141 —
—
Total Warrant
(Cost $–) —
Total Investments
(Cost $ 120,078,245 )— 99.0% 153,033,421
Other assets in excess of liabilities — 1.0% 1,490,162
NET ASSETS - 100.00% $ 154,523,583
(a) Non-income producing security.

Schedule of Portfolio Investments - continued
September 30, 2025 (Unaudited)
Timothy Plan International ETF

Security Name
Acquisition
Date
Cost
Evraz PLC
12/4/2019
$ 247,473
(b) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at
September 30, 2025.
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.00% of the Fund's net asset as of September 30, 2025. This security is classified as
Level 3 within the fair value hierarchy.
Futures Contracts
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
Mini MSCI EAFE Index 12/19/25 5 $ 693,605 $ 696,325 $ 2,720
$ 2,720

Schedule of Portfolio Investments
September 30, 2025 (Unaudited)
Timothy Plan US Large/Mid Cap Core Enhanced ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.7%)
Communication Services ( 0 .2% ):
The Trade Desk, Inc., Class A(a) 543 26,612
26,612
Consumer Discretionary ( 7 .3% ):
Aptiv PLC(a) 931 80,271
CarMax, Inc.(a) 761 34,146
Carvana Co.(a) 113 42,628
Chewy, Inc., Class A(a) 1,009 40,814
Chipotle Mexican Grill, Inc.(a) 1,015 39,778
Coupang, Inc.(a) 2,101 67,652
D.R. Horton, Inc. 404 68,466
Deckers Outdoor Corp.(a) 324 32,844
Domino's Pizza, Inc. 105 45,330
Dutch Bros, Inc., Class A(a) 400 20,936
Garmin Ltd. 215 52,937
Genuine Parts Co. 407 56,410
Lennar Corp., Class A 486 61,255
NVR, Inc.(a) 9 72,312
O'Reilly Automotive, Inc.(a) 891 96,059
Pool Corp. 170 52,712
PulteGroup, Inc. 531 70,161
Ross Stores, Inc. 488 74,366
Service Corp. International 820 68,240
Somnigroup International, Inc. 844 71,174
Tesla, Inc.(a) 87 38,691
Texas Roadhouse, Inc. 381 63,303
Tractor Supply Co. 1,111 63,183
1,313,668
Consumer Staples ( 4 .3% ):
BJ's Wholesale Club Holdings, Inc.(a) 445 41,496
Casey's General Stores, Inc. 126 71,230
Coca-Cola Consolidated, Inc. 362 42,412
Costco Wholesale Corp. 79 73,125
Dollar General Corp. 362 37,413
Hormel Foods Corp. 2,359 58,362
Kenvue, Inc. 2,632 42,717
Kimberly-Clark Corp. 618 76,842
McCormick & Co., Inc. 1,072 71,727
Sprouts Farmers Market, Inc.(a) 253 27,526
Sysco Corp. 1,087 89,504
The Campbell's Company 1,677 52,960
U.S. Foods Holding Corp.(a) 1,138 87,194
772,508
Energy ( 7 .0% ):
Antero Resources Corp.(a) 1,150 38,594
Baker Hughes Co. 1,377 67,087
Cheniere Energy, Inc. 266 62,505
ConocoPhillips Co. 697 65,929
Coterra Energy, Inc. 2,398 56,713
Devon Energy Corp. 1,840 64,510
Diamondback Energy, Inc. 396 56,668
EOG Resources, Inc. 603 67,608
EQT Corp. 872 47,463
SECURITY DESCRIPTION SHARES VALUE ($)
Energy (7.0%): (continued)
Halliburton Co. 2,448 60,221
Kinder Morgan, Inc. 2,437 68,991
Occidental Petroleum Corp. 1,657 78,293
ONEOK, Inc. 732 53,414
Ovintiv, Inc. 1,346 54,352
Permian Resources Corp. 4,250 54,400
Phillips 66 Co. 574 78,075
Schlumberger NV 1,623 55,783
Targa Resources Corp. 325 54,451
Texas Pacific Land Corp. 26 24,275
The Williams Cos., Inc. 1,100 69,685
Valero Energy Corp. 448 76,276
1,255,293
Financials ( 13 .2% ):
Aflac, Inc. 729 81,429
Arch Capital Group Ltd. 681 61,787
Ares Management Corp., Class A 348 55,642
Arthur J. Gallagher & Co. 243 75,267
Blue Owl Capital, Inc. 2,391 40,480
Brown & Brown, Inc. 730 68,467
Cboe Global Markets, Inc. 330 80,933
Cincinnati Financial Corp. 523 82,686
CME Group, Inc. 359 96,998
Coinbase Global, Inc., Class A(a) 102 34,424
Corebridge Financial, Inc. 1,768 56,664
East West Bancorp, Inc. 707 75,260
Equitable Holdings, Inc. 1,058 53,725
Everest Group Ltd. 181 63,392
Fidelity National Information
Services, Inc. 916 60,401
First Citizens Bancshares, Inc., Class A 24 42,940
Global Payments, Inc. 623 51,759
Houlihan Lokey, Inc. 385 79,048
Interactive Brokers Group, Inc. 943 64,888
Intercontinental Exchange, Inc. 606 102,099
Jack Henry & Associates, Inc. 462 68,806
Jefferies Financial Group, Inc. 1,033 67,579
LPL Financial Holdings, Inc. 135 44,913
Markel Group, Inc.(a) 38 72,632
Morningstar, Inc. 271 62,875
MSCI, Inc. 128 72,628
Nasdaq, Inc. 1,065 94,199
Principal Financial Group, Inc. 928 76,940
Reinsurance Group of America, Inc. 311 59,752
RenaissanceRe Holdings Ltd. 242 61,451
Rocket Cos., Inc., Class A 2,437 47,229
Ryan Specialty Holdings, Inc. 807 45,483
SoFi Technologies, Inc.(a) 2,514 66,420
The Progressive Corp. 251 61,984
Tradeweb Markets, Inc., Class A 572 63,481
W.R. Berkley Corp. 962 73,708
2,368,369

Schedule of Portfolio Investments - continued
September 30, 2025 (Unaudited)
Timothy Plan US Large/Mid Cap Core Enhanced ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Health Care ( 10 .9% ):
Agilent Technologies, Inc. 615 78,935
Align Technology, Inc.(a) 254 31,806
Avantor, Inc.(a) 2,823 35,231
BioMarin Pharmaceutical, Inc.(a) 837 45,332
Centene Corp.(a) 726 25,904
Danaher Corp. 344 68,201
DaVita, Inc.(a) 314 41,721
Dexcom, Inc.(a) 395 26,580
Doximity, Inc., Class A(a) 354 25,895
Edwards Lifesciences Corp.(a) 502 39,041
GE HealthCare Technologies, Inc. 1,071 80,432
Globus Medical, Inc.(a) 814 46,618
HCA Healthcare, Inc. 172 73,306
Humana, Inc. 123 32,001
IDEXX Laboratories, Inc.(a) 136 86,889
Incyte Corp.(a) 804 68,187
Insulet Corp.(a) 190 58,659
Intuitive Surgical, Inc.(a) 103 46,065
IQVIA Holdings, Inc.(a) 370 70,278
Mettler-Toledo International, Inc.(a) 57 69,974
Neurocrine Biosciences, Inc.(a) 424 59,521
Quest Diagnostics, Inc. 447 85,189
ResMed, Inc. 239 65,421
Revvity, Inc. 556 48,733
Solventum Corp.(a) 807 58,911
STERIS PLC 371 91,800
Stryker Corp. 227 83,915
Tenet Healthcare Corp.(a) 315 63,958
United Therapeutics Corp.(a) 175 73,362
Universal Health Services, Inc.,
Class B 280 57,243
Veeva Systems, Inc., Class A(a) 229 68,221
Waters Corp.(a) 137 41,074
West Pharmaceutical Services, Inc. 123 32,267
Zoetis, Inc. 461 67,454
1,948,124
Industrials ( 23 .9% ):
AECOM 700 91,329
AMETEK, Inc. 431 81,028
Axon Enterprise, Inc.(a) 44 31,576
Builders FirstSource, Inc.(a) 333 40,376
C.H. Robinson Worldwide, Inc. 604 79,970
Carlisle Cos., Inc. 147 48,357
Carrier Global Corp. 929 55,461
Caterpillar, Inc. 190 90,658
Cintas Corp. 304 62,399
Clean Harbors, Inc.(a) 267 62,003
Comfort Systems USA, Inc. 76 62,714
Copart, Inc.(a) 1,092 49,107
CSX Corp. 2,301 81,708
Curtiss-Wright Corp. 149 80,898
Deere & Co. 127 58,072
Dover Corp. 409 68,233
SECURITY DESCRIPTION SHARES VALUE ($)
Industrials (23.9%): (continued)
EMCOR Group, Inc. 97 63,005
Equifax, Inc. 267 68,494
Expeditors International of
Washington, Inc. 711 87,161
Fastenal Co. 1,608 78,856
Fortive Corp. 1,444 70,742
GE Vernova, Inc. 84 51,652
General Dynamics Corp. 271 92,411
Graco, Inc. 1,005 85,385
HEICO Corp. 217 70,052
Howmet Aerospace, Inc. 344 67,503
Hubbell, Inc. 137 58,952
IDEX Corp. 373 60,709
Illinois Tool Works, Inc. 365 95,177
Ingersoll Rand, Inc. 771 63,700
ITT, Inc. 446 79,727
J.B. Hunt Transport Services, Inc. 424 56,888
Lennox International, Inc. 91 48,172
Lincoln Electric Holdings, Inc. 282 66,504
Masco Corp. 1,059 74,543
Norfolk Southern Corp. 258 77,506
Old Dominion Freight Line, Inc. 299 42,093
Otis Worldwide Corp. 864 78,996
PACCAR, Inc. 602 59,189
Parker-Hannifin Corp. 96 72,782
Paychex, Inc. 525 66,549
Paycom Software, Inc. 184 38,298
Paylocity Holding Corp.(a) 266 42,366
Quanta Services, Inc. 136 56,361
Republic Services, Inc. 381 87,432
Rockwell Automation, Inc. 209 73,052
Rollins, Inc. 1,359 79,828
Snap-on, Inc. 206 71,385
SS&C Technologies Holdings, Inc. 960 85,210
Textron, Inc. 995 84,068
Trane Technologies PLC 175 73,843
TransDigm Group, Inc. 49 64,583
TransUnion 656 54,960
U-Haul Holding Co. 1,162 59,146
Union Pacific Corp. 342 80,839
United Rentals, Inc. 75 71,599
Verisk Analytics, Inc. 274 68,914
Vertiv Holdings Co., Class A 313 47,219
W.W. Grainger, Inc. 71 67,660
Waste Management, Inc. 344 75,966
Watsco, Inc. 106 42,856
Westinghouse Air Brake Technologies
Corp. 370 74,174
Xylem, Inc. 619 91,302
4,271,698
Information Technology ( 16 .6% ):
Akamai Technologies, Inc.(a) 523 39,622
Amphenol Corp., Class A 658 81,427

Schedule of Portfolio Investments - continued
September 30, 2025 (Unaudited)
Timothy Plan US Large/Mid Cap Core Enhanced ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Information Technology (16.6%): (continued)
Analog Devices, Inc. 253 62,162
AppLovin Corp., Class A(a) 64 45,987
Arista Networks, Inc.(a) 413 60,178
Bentley Systems, Inc., Class B 1,373 70,682
Broadcom, Inc. 137 45,198
Cadence Design Systems, Inc.(a) 148 51,986
CDW Corp. 371 59,093
Ciena Corp.(a) 506 73,709
Cognizant Technology Solutions
Corp., Class A 1,061 71,161
Corpay, Inc.(a) 197 56,748
Datadog, Inc., Class A(a) 435 61,944
Docusign, Inc.(a) 422 30,422
Dynatrace, Inc.(a) 1,150 55,717
Entegris, Inc. 513 47,432
EPAM Systems, Inc.(a) 277 41,769
F5, Inc.(a) 195 63,022
Fair Isaac Corp.(a) 28 41,903
First Solar, Inc.(a) 241 53,148
Fortinet, Inc.(a) 394 33,128
Gartner, Inc.(a) 172 45,214
Jabil, Inc. 341 74,055
Keysight Technologies, Inc.(a) 344 60,172
KLA Corp. 51 55,009
Microchip Technology, Inc. 916 58,825
Monolithic Power Systems, Inc. 46 42,349
Motorola Solutions, Inc. 190 86,885
NetApp, Inc. 537 63,613
NVIDIA Corp. 251 46,832
NXP Semiconductors NV 236 53,744
Okta, Inc.(a) 317 29,069
ON Semiconductor Corp.(a) 894 44,083
Palantir Technologies, Inc., Class A(a) 243 44,328
Palo Alto Networks, Inc.(a) 279 56,810
PTC, Inc.(a) 453 91,968
Roper Technologies, Inc. 139 69,318
Seagate Technology Holdings PLC 693 163,590
ServiceNow, Inc.(a) 56 51,536
Super Micro Computer, Inc.(a) 392 18,792
Synopsys, Inc.(a) 95 46,872
TD SYNNEX Corp. 500 81,875
Teledyne Technologies, Inc.(a) 164 96,111
Teradyne, Inc. 419 57,671
Texas Instruments, Inc. 333 61,182
Trimble, Inc.(a) 847 69,158
Tyler Technologies, Inc.(a) 111 58,071
Western Digital Corp. 1,080 129,665
Zebra Technologies Corp.(a) 239 71,021
2,974,256
Materials ( 6 .8% ):
Avery Dennison Corp. 448 72,652
CF Industries Holdings, Inc. 703 63,059
Freeport-McMoRan, Inc. 1,257 49,299
SECURITY DESCRIPTION SHARES VALUE ($)
Materials (6.8%): (continued)
International Flavors & Fragrances,
Inc. 918 56,494
International Paper Co. 1,123 52,107
Linde PLC 244 115,900
LyondellBasell Industries NV, Class A 1,302 63,850
Martin Marietta Materials, Inc. 127 80,046
Newmont Corp. 851 71,748
Nucor Corp. 374 50,651
Packaging Corp. of America 378 82,378
PPG Industries, Inc. 725 76,205
Reliance, Inc. 203 57,008
RPM International, Inc. 658 77,565
Steel Dynamics, Inc. 368 51,310
The Sherwin-Williams Co. 206 71,330
Vulcan Materials Co. 241 74,136
Westlake Corp. 670 51,630
1,217,368
Real Estate ( 0 .3% ):
CoStar Group, Inc.(a) 721 60,831
60,831
Utilities ( 9 .2% ):
Alliant Energy Corp. 1,467 98,891
Ameren Corp. 888 92,689
American Electric Power Co., Inc. 798 89,775
American Water Works Co., Inc. 476 66,254
Atmos Energy Corp. 655 111,841
CenterPoint Energy, Inc. 2,034 78,919
CMS Energy Corp. 1,366 100,073
Consolidated Edison, Inc. 746 74,988
Constellation Energy Corp. 108 35,540
DTE Energy Co. 722 102,112
Entergy Corp. 687 64,022
Evergy, Inc. 1,631 123,989
Eversource Energy 1,217 86,577
NextEra Energy, Inc. 902 68,092
NiSource, Inc. 2,432 105,306
NRG Energy, Inc. 358 57,978
Public Service Enterprise Group, Inc. 865 72,193
The Southern Co. 945 89,558
Vistra Corp. 187 36,637

Schedule of Portfolio Investments - continued
September 30, 2025 (Unaudited)
Timothy Plan US Large/Mid Cap Core Enhanced ETF

Percentages indicated are based on net assets as of September
30, 2025.
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (9.2%): (continued)
WEC Energy Group, Inc. 866 99,235
1,654,669
Total Common Stocks
(Cost $16,572,560) 17,863,396
Rights (0.0%)
†
Health Care ( 0 .0% ):
†
ABIOMED, Inc., CVR
Expiring  01/02/26(a)(b) 609 621
621
Total Rights
(Cost $–) 621
Investment Companies (0.3%)
Federated Hermes Treasury
Obligations Fund, Institutional
Shares, 3.98%(c) 49,765 49,765
Total Investment Companies
(Cost $49,765) 49,765
Total Investments
(Cost $16,622,325) — 100.0% 17,913,782
Other assets in excess of liabilities — 0.0% 385
NET ASSETS - 100.00% $ 17,914,167
(a) Non-income producing security.
† Represents less than 0.05%.
(b) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.00% of the Fund’s net assets as of September 30, 2025. This security is classified as
Level 3 within the fair value hierarchy.
(c) Rate disclosed is the 7-Day effective yield on September 30,
2025.
CVR—Contingent Value Rights
NM Not meaningful, amount is less than 0.05%.

Schedule of Portfolio Investments
September 30, 2025 (Unaudited)
Timothy Plan High Dividend Stock Enhanced ETF

H
SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.7%)
Consumer Discretionary ( 5.1% ):
Genuine Parts Co. 1,330 184,338
Lennar Corp., Class A 1,598 201,412
Pool Corp. 556 172,399
Service Corp. International 2,686 223,529
Texas Roadhouse, Inc. 1,244 206,691
Tractor Supply Co. 3,635 206,722
1,195,091
Consumer Staples ( 6.0% ):
Dollar General Corp. 1,188 122,780
Hormel Foods Corp. 7,735 191,364
Kenvue, Inc. 8,631 140,081
Kimberly-Clark Corp. 2,019 251,043
McCormick & Co., Inc. 3,519 235,456
Sysco Corp. 3,570 293,954
The Campbell's Company 5,497 173,595
1,408,273
Energy ( 14.3% ):
Baker Hughes Co. 4,514 219,922
ConocoPhillips Co. 2,291 216,706
Coterra Energy, Inc. 7,867 186,055
Devon Energy Corp. 6,022 211,131
Diamondback Energy, Inc. 1,305 186,745
EOG Resources, Inc. 1,971 220,989
Halliburton Co. 8,031 197,563
Kinder Morgan, Inc. 7,991 226,225
Occidental Petroleum Corp. 5,425 256,331
ONEOK, Inc. 2,405 175,493
Ovintiv, Inc. 4,419 178,439
Permian Resources Corp. 13,929 178,291
Phillips 66 Co. 1,881 255,854
Schlumberger NV 5,319 182,814
The Williams Cos., Inc. 3,598 227,933
Valero Energy Corp. 1,461 248,750
3,369,241
Financials ( 13.0% ):
Aflac, Inc. 2,386 266,516
Ares Management Corp., Class A 1,143 182,754
Blue Owl Capital, Inc. 7,839 132,714
Cincinnati Financial Corp. 1,710 270,351
CME Group, Inc. 1,181 319,094
Corebridge Financial, Inc. 5,795 185,730
East West Bancorp, Inc. 2,313 246,219
Equitable Holdings, Inc. 3,463 175,851
Everest Group Ltd. 594 208,037
Fidelity National Information
Services, Inc. 3,008 198,348
Jefferies Financial Group, Inc. 3,377 220,923
Principal Financial Group, Inc. 3,050 252,876
Reinsurance Group of America, Inc. 1,020 195,973
The Progressive Corp. 832 205,462
3,060,848
SECURITY DESCRIPTION SHARES VALUE ($)
Health Care ( 1.2% ):
Quest Diagnostics, Inc. 1,471 280,343
280,343
Industrials ( 17.8% ):
C.H. Robinson Worldwide, Inc. 1,989 263,344
Caterpillar, Inc. 627 299,173
CSX Corp. 7,541 267,781
Fastenal Co. 5,273 258,588
General Dynamics Corp. 891 303,831
Hubbell, Inc. 458 197,082
IDEX Corp. 1,227 199,706
Illinois Tool Works, Inc. 1,197 312,130
Lincoln Electric Holdings, Inc. 927 218,614
Masco Corp. 3,481 245,028
Norfolk Southern Corp. 847 254,447
Otis Worldwide Corp. 2,837 259,387
Paychex, Inc. 1,728 219,041
Rockwell Automation, Inc. 684 239,078
Snap-on, Inc. 675 233,908
Union Pacific Corp. 1,127 266,389
Watsco, Inc. 346 139,888
4,177,415
Information Technology ( 9.4% ):
Analog Devices, Inc. 822 201,965
CDW Corp. 1,210 192,729
Cognizant Technology Solutions
Corp., Class A 3,483 233,605
Microchip Technology, Inc. 2,997 192,467
NetApp, Inc. 1,755 207,897
NXP Semiconductors NV 769 175,124
Seagate Technology Holdings PLC 2,279 537,981
TD SYNNEX Corp. 1,632 267,240
Texas Instruments, Inc. 1,086 199,531
2,208,539
Materials ( 10.8% ):
Avery Dennison Corp. 1,477 239,525
CF Industries Holdings, Inc. 2,303 206,579
International Flavors & Fragrances,
Inc. 3,001 184,682
International Paper Co. 3,687 171,077
LyondellBasell Industries NV, Class A 4,265 209,156
Newmont Corp. 2,781 234,466
Nucor Corp. 1,230 166,579
Packaging Corp. of America 1,238 269,797
PPG Industries, Inc. 2,380 250,162
Reliance, Inc. 657 184,505
RPM International, Inc. 2,163 254,974
Westlake Corp. 2,189 168,684
2,540,186
Utilities ( 22.1% ):
Alliant Energy Corp. 4,810 324,242
Ameren Corp. 2,919 304,685
American Electric Power Co., Inc. 2,610 293,625
American Water Works Co., Inc. 1,565 217,832

Schedule of Portfolio Investments - continued
September 30, 2025 (Unaudited)
Timothy Plan High Dividend Stock Enhanced ETF

Percentages indicated are based on net assets as of September
30, 2025.
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (22.1%): (continued)
Atmos Energy Corp. 2,141 365,576
CenterPoint Energy, Inc. 6,670 258,796
CMS Energy Corp. 4,474 327,765
Consolidated Edison, Inc. 2,454 246,676
DTE Energy Co. 2,373 335,614
Entergy Corp. 2,255 210,144
Evergy, Inc. 5,337 405,719
Eversource Energy 3,981 283,208
NextEra Energy, Inc. 2,962 223,601
NiSource, Inc. 7,968 345,015
NRG Energy, Inc. 1,180 191,101
Public Service Enterprise Group, Inc. 2,842 237,193
The Southern Co. 3,104 294,166
WEC Energy Group, Inc. 2,832 324,519
5,189,477
Total Common Stocks
(Cost $22,001,924) 23,429,413
Investment Companies (0.3%)
Federated Hermes Treasury
Obligations Fund, Institutional
Shares, 3.98%(a) 73,661 73,661
Total Investment Companies
(Cost $73,661) 73,661
Total Investments
(Cost $22,075,585) — 100.0% 23,503,074
Other assets in excess of liabilities — 0.0% 10,974
NET ASSETS - 100.00% $ 23,514,048
(a) Rate disclosed is the 7-Day effective yield on September 30,
2025.